Investments Accounted for Under Equity Method - Summary of Amounts Included in Consolidated Financial Statements in Accordance with Group Accounting Principles (Parenthetical) (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments accounted for using equity method [line items]
Gain related shareholders loan facilities modification	€ 11
Share of losses of joint-ventures in excess of initial investment	49
Group Companies and Constellium UACJ ABS LLC [member]
Disclosure of investments accounted for using equity method [line items]
Loans	118	€ 97
Share of losses of joint-ventures in excess of initial investment	€ 49	€ 14